Distribution, Administrative and Selling Expenses - Schedule of Credit Loss Expense (Details) - Expenses By Nature [Member] - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Credit Loss Expense [Line Items]
Allowance for expected credit losses (Note 8.1)	$ 39,514	$ 23,387	$ 30,802
Hyperinflationary adjustments	725	667	1,325
Write-off of receivables	714	1,154	2,685
Total	$ 40,953	$ 25,208	$ 34,812